VIA EDGAR

February 9, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Putnam Investment Funds (Reg. No.33-56339) (811-7237) (the
     "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectuses and Statements of Additional Information for the Putnam International New Opportunities Fund and Putnam Global Grwoth & Income Fund that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such
Registration Statement and was filed electronically on        .

      Comments or questions concerning this certificate may be directed to Sally Trosset at 1-800-225-2465, ext. 11292.

                              Very truly yours,


                              Putnam  Fund

                              /s/ Gordon H. Silver
                         By:  ----------------------------------
                              Gordon H. Silver
                              Vice President


cc:  Bryan Chegwidden, Esq.